29. Provisions for Legal Claims and Contingent Liabilities (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Contingent liabilities	R$ 3,052,690	R$ 3,123,508
Tax
Disclosure of contingent liabilities [line items]
Contingent liabilities	568,512	858,082
Labors
Disclosure of contingent liabilities [line items]
Contingent liabilities	311,777	360,322
Employee benefits
Disclosure of contingent liabilities [line items]
Contingent liabilities	19,099	20,262
Civil
Disclosure of contingent liabilities [line items]
Contingent liabilities	1,286,466	1,091,122
Regulatory
Disclosure of contingent liabilities [line items]
Contingent liabilities	R$ 866,836	R$ 793,720